              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY


                      METROPOLITAN LIFE INSURANCE COMPANY
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Deferred Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", "MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

The Contract has 20 investment choices: a Fixed Account and 19 variable Subaccounts, which are divisions of the Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"). You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bond, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. International Growth Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
     Contrafund(R) Portfolio
     Equity-Income Portfolio
     High Income Portfolio
     Index 500 Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST -- CLASS A
     MFS(R) Research International Portfolio
     Pioneer Fund Portfolio
     WMC Large Cap Research Portfolio

METROPOLITAN SERIES FUND -- CLASS A
     BlackRock Capital Appreciation Portfolio
     BlackRock Money Market Portfolio
     Jennison Growth Portfolio
     MFS(R) Total Return Portfolio
     T. Rowe Price Large Cap Growth Portfolio
  Western Asset Management Strategic Bond Opportunities Portfolio
     Western Asset Management U.S. Government Portfolio
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
     MFS(R) Total Return Bond Series

Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

An Investment Portfolio has been subject to a name change. Please see "Additional Information Regarding Investment Portfolios" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLES
--------------------------------------------------------------------------------
ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER
FEBRUARY 1, 1999)

(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.


Mortality and Expense Risk Charge...........   1.25%(1)
Administrative Expense Charge...............   0.15%
                                               -------
TOTAL ANNUAL SEPARATE ACCOUNT CHARGE........   1.40%

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1,
   1999)
(as a percentage of average net assets)


Mortality and Expense Risk Charge........   0.84%(1)
Administrative Expense Charge............   0.15%
                                            -------
TOTAL SEPARATE ACCOUNT EXPENSES..........   0.99%

------------
(1)   We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the BlackRock Capital Appreciation Portfolio -- Class A; 0.88% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class A; 0.68% for the Subaccount investing in the Jennison Growth Portfolio -- Class A; and 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A.


INVESTMENT PORTFOLIO EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Portfolios, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Portfolios may impose a redemption fee in the future. The second table shows each Investment Portfolio's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Investment Portfolios provided this information and we have not independently verified it. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio. Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES


                                                                                            MINIMUM     MAXIMUM
                                                                                           ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)..........................    0.10%       1.03%

INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                                 FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund........    0.71%          --          0.31%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Contrafund(R) Portfolio.......................    0.55%          --          0.08%
 Equity-Income Portfolio.......................    0.45%          --          0.09%
 High Income Portfolio.........................    0.56%          --          0.12%
 Index 500 Portfolio...........................    0.05%          --          0.05%



                                                  ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                    AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                              EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund........ 0.01%         1.03%     0.01%           1.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Contrafund(R) Portfolio.......................   --          0.63%     --              0.63%
 Equity-Income Portfolio....................... 0.06%         0.60%     --              0.60%
 High Income Portfolio.........................   --          0.68%     --              0.68%
 Index 500 Portfolio...........................   --          0.10%     --              0.10%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                                 FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%          --          0.05%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.70%          --          0.04%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................    0.75%          --          0.07%
MET INVESTORS SERIES TRUST -- CLASS A
 MFS(R) Research International Portfolio.......    0.69%          --          0.07%
 Pioneer Fund Portfolio........................    0.67%          --          0.05%
 WMC Large Cap Research Portfolio..............    0.57%          --          0.03%
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Capital Appreciation Portfolio......    0.69%          --          0.02%
 BlackRock Money Market Portfolio..............    0.34%          --          0.03%
 Jennison Growth Portfolio.....................    0.59%          --          0.03%
 MFS(R) Total Return Portfolio.................    0.55%          --          0.05%
 T. Rowe Price Large Cap Growth Portfolio......    0.60%          --          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio......................    0.59%          --          0.06%
 Western Asset Management
  U.S. Government Portfolio....................    0.47%          --          0.02%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
 CLASS
 MFS(R) Total Return Bond Series...............    0.50%          --          0.03%



                                                  ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                    AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                              EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- ----------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................     --        0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio....................................     --        0.74%     0.00%             0.74%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................     --        0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST -- CLASS A
 MFS(R) Research International Portfolio.......     --        0.76%     0.06%             0.70%
 Pioneer Fund Portfolio........................     --        0.72%     0.05%             0.67%
 WMC Large Cap Research Portfolio..............     --        0.60%     0.05%             0.55%
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Capital Appreciation Portfolio......     --        0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio..............     --        0.37%     0.02%             0.35%
 Jennison Growth Portfolio.....................     --        0.62%     0.08%             0.54%
 MFS(R) Total Return Portfolio.................     --        0.60%       --              0.60%
 T. Rowe Price Large Cap Growth Portfolio......     --        0.63%     0.02%             0.61%
 Western Asset Management Strategic Bond
  Opportunities Portfolio......................     --        0.65%     0.04%             0.61%
 Western Asset Management
  U.S. Government Portfolio....................     --        0.49%     0.01%             0.48%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
 CLASS
 MFS(R) Total Return Bond Series...............     --        0.53%     0.01%             0.52%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



                                  SUBACCOUNTS
--------------------------------------------------------------------------------
There is no assurance that an Investment Portfolio will achieve its stated objective. YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

The current Investment Portfolios are listed below, along with their investment objectives, investment advisers and any subadviser.


        INVESTMENT PORTFOLIO                 INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------ ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
 Invesco V.I. International Growth   Seeks long-term growth of capital.   Invesco Advisers, Inc.
  Fund

          INVESTMENT PORTFOLIO                    INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Contrafund(R) Portfolio                Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
 Equity-Income Portfolio                Seeks reasonable income. The fund       Fidelity Management & Research
                                        will also consider the potential for    Company
                                        capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                        is to achieve a yield which exceeds
                                        the composite yield on the securities
                                        comprising the S&P 500(R) Index.
 High Income Portfolio                  Seeks a high level of current income,   Fidelity Management & Research
                                        while also considering growth of        Company
                                        capital.                                Subadviser: FMR Co., Inc.
 Index 500 Portfolio                    Seeks investment results that           Fidelity Management & Research
                                        correspond to the total return of       Company
                                        common stocks publicly traded in        Subadvisers: FMR Co., Inc.; Geode
                                        the United States, as represented by    Capital Management, LLC
                                        the S&P 500(R) Index.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
 ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                              Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor, LLC
  Portfolio                                                                     Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                              Subadviser: ClearBridge Investments,
                                                                                LLC
MET INVESTORS SERIES TRUST -- CLASS A
 MFS(R) Research International          Seeks capital appreciation.             MetLife Advisers, LLC
  Portfolio                                                                     Subadviser: Massachusetts Financial
                                                                                Services Company
 Pioneer Fund Portfolio                 Seeks reasonable income and capital     MetLife Advisers, LLC
                                        growth.                                 Subadviser: Pioneer Investment
                                                                                Management, Inc.
 WMC Large Cap Research Portfolio       Seeks long-term capital appreciation.   MetLife Advisers, LLC
                                                                                Subadviser: Wellington Management
                                                                                Company LLP
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Capital Appreciation         Seeks long-term growth of capital.      MetLife Advisers, LLC
  Portfolio                                                                     Subadviser: BlackRock Advisors, LLC
 BlackRock Money Market Portfolio       Seeks a high level of current income    MetLife Advisers, LLC
                                        consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                        capital.
 Jennison Growth Portfolio              Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
 MFS(R) Total Return Portfolio       Seeks a favorable total return through   MetLife Advisers, LLC
                                     investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                              Services Company
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.       MetLife Advisers, LLC
  Portfolio                                                                   Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 Western Asset Management            Seeks to maximize total return           MetLife Advisers, LLC
  Strategic Bond Opportunities       consistent with preservation of          Subadviser: Western Asset Management
  Portfolio                          capital.                                 Company
 Western Asset Management            Seeks to maximize total return           MetLife Advisers, LLC
  U.S. Government Portfolio          consistent with preservation of          Subadviser: Western Asset Management
                                     capital and maintenance of liquidity.    Company
MFS(R) VARIABLE INSURANCE TRUST --
 INITIAL CLASS
 MFS(R) Total Return Bond Series     Seeks total return with an emphasis      Massachusetts Financial Services
                                     on current income, but also              Company
                                     considering capital appreciation.

            ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
An Investment Portfolio was subject to a name change. The chart below identifies the former name and new name for the Investment Portfolio, and where applicable, the former name and the new name of the trust of which the Investment Portfolio is a part.


INVESTMENT PORTFOLIO NAME CHANGE

The following former Investment Portfolio was renamed:


           FORMER NAME                        NEW NAME
--------------------------------- --------------------------------
MFS(R) VARIABLE INSURANCE TRUST   MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Research Bond Series      MFS(R) Total Return Bond Series

                               OTHER INFORMATION
--------------------------------------------------------------------------------
GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). - For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. - Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their contracts. - Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. - Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. - Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Distributor:                          Telephone: (800) 848-3854
MetLife Investors Distribution Company